UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NOBLE PARTNERS, L.P.
           --------------------------------------------------
Address:   265 FRANKLIN ST., 21ST FLOOR
           --------------------------------------------------
           BOSTON, MA 02110
           --------------------------------------------------

Form 13F File Number:  28-11605
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   GEORGE L. NOBLE
        --------------------------------------------------
Title:  PRESIDENT, PEAK ASSET MGT., INC., GENERAL PARTNER,
        NOBLE PARTNERS, L.P.
        --------------------------------------------------
Phone:  617-646-6500
        --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ GEORGE L. NOBLE                 BOSTON, MA              11/15/2010
------------------------   ------------------------------  ----------
      [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                   71
                                               -------------

Form 13F Information Table Value Total:             $ 62,626
                                               -------------
                                               (in thousands)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       NONE


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                                           FORM13FINFORMATIONTABLE
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
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         COLUMN 1              COLUMN 2     COLUMN3    COLUMN 4    COLUMN 5                COLUMN 6  COLUMN 7        COLUMN 8
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NAME OF ISSUER            TITLE OF CLASS   CUSIP       VALUE       SHRS OR    SH/   PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
                                                     (x$1000)      PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP            ACACIA TCH COM 003881307     801     45,500       SH            SOLE                 45,500   0      0
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AKORN INC                   COM            009728106   3,527    873,000       SH            SOLE                873,000   0      0
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ALEXION PHARMACEUTICALS INC COM            015351109     457      7,100       SH            SOLE                  7,100   0      0
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ALLERGAN INC                COM            018490102   5,322     80,000       SH            SOLE                 80,000   0      0
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ALLOS THERAPEUTICS INC      COM            019777101     330     70,000       SH            SOLE                 70,000   0      0
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ANADARKO PETE CORP          CALL           032511907     685     12,200       SH    CALL    SOLE                  1,200   0      0
------------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES INC          COM            032654105   1,569     50,000       SH            SOLE                 50,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC            COM            043353101     575     37,000       SH            SOLE                 37,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
ASHFORD HOSPITALITY TR INC  COM SHS        044103109     339     37,500       SH            SOLE                 37,500   0      0
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ATLAS PIPELINE PARTNERS LP  UNIT L P INT   049392103     307     17,500       SH            SOLE                 17,500   0      0
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BK PLC           IPATH S&P ST ETN 06740C527     415     24,000       SH            SOLE                 24,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC             COM            09062X103     281      5,000       SH            SOLE                  5,000   0      0
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BORGWARNER INC              COM            099724106     453      8,600       SH            SOLE                  8,600   0      0
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BOSTON SCIENTIFIC CORP      COM            101137107     429     70,000       SH            SOLE                 70,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL CORP  COM            13342B105     258      6,000       SH            SOLE                  6,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
COVIDIEN PLC                SHS            G2554F105     402     10,000       SH            SOLE                 10,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION    COM            126650100     315     10,000       SH            SOLE                 10,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
DEERE & CO                  COM            244199105     244      3,500       SH            SOLE                  3,500   0      0
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DENDREON CORP               COM            24823Q107   2,677     65,000       SH            SOLE                 65,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS             COM            268648102     203     10,000       SH            SOLE                 10,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
EOG RES INC                 COM            26875P101     651      7,000       SH            SOLE                  7,000   0      0
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FRONTEER GOLD INC           COM            359032109      91     12,700       SH            SOLE                 12,700   0      0
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC         COM            375558103   3,383     95,000       SH            SOLE                 95,000   0      0
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HEALTH NET INC              COM            42222G108     218      8,000       SH            SOLE                  8,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
HESS CORP                   COM            42809H107     355      6,000       SH            SOLE                  6,000   0      0
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HILL ROM HLDGS INC          COM            431475102     359     10,000       SH            SOLE                 10,000   0      0
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ILLUMINA INC                COM            452327109     246      5,000       SH            SOLE                  5,000   0      0
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INSPIRE PHARMACEUTICALS INC COM            457733103     119     20,000       SH            SOLE                 20,000   0      0
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INSULET CORP                COM            45784P101     141     10,000       SH            SOLE                 10,000   0      0
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ISHARES TR                  MSCI EMERG MKT 464287234     246      5,500       SH            SOLE                  5,500   0      0
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IVANHOE MINES LTD           COM            46579N103     398     17,000       SH            SOLE                 17,000   0      0
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JAZZ PHARMACEUTICALS INC    COM            472147107     107     10,000       SH            SOLE                 10,000   0      0
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K V PHARMACEUTICAL CO       CL A           482740206      94     40,000       SH            SOLE                 40,000   0      0
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KING PHARMACEUTICALS INC    COM            495582108   4,333    435,000       SH            SOLE                435,000   0      0
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MAGNA INTL INC              COM            559222401     823     10,000       SH            SOLE                 10,000   0      0
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MARKET VECTORS ETF TR       GOLD MINER ETF 57060U100     280      5,000       SH            SOLE                  5,000   0      0
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MARKET VECTORS ETF TR     JR GOLD MINERS E 57060U589     334     10,000       SH            SOLE                 10,000   0      0
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MCDERMOTT INTL INC          COM            580037109   1,848    125,000       SH            SOLE                125,000   0      0
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MODINE MFG CO               COM            607828100   1,436    110,700       SH            SOLE                110,700   0      0
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MORGANS HOTEL GROUP CO      COM            61748W108     382     52,200       SH            SOLE                 52,200   0      0
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MOTOROLA INC                COM            620076109     548     64,200       SH            SOLE                 64,200   0      0
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MURPHY OIL CORP             COM            626717102     464      7,500       SH            SOLE                  7,500   0      0
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NEWFIELD EXPL CO            COM            651290108     345      6,000       SH            SOLE                  6,000   0      0
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NEWMONT MINING CORP COM STK COM            651639106   9,422    150,000       SH            SOLE                150,000   0      0
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NEWPARK RES INC          COM PAR $.01NEW   651718504     336     40,000       SH            SOLE                 40,000   0      0
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NOVAGOLD RES INC            COM NEW        66987E206   2,126    243,300       SH            SOLE                243,300   0      0
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NXSTAGE MEDICAL INC         COM            67072V103   1,146     60,000       SH            SOLE                 60,000   0      0
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OASIS PETE INC NEW          COM            674215108     310     16,000       SH            SOLE                 16,000   0      0
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OCLARO INC                  COM NEW        67555N206     240     15,000       SH            SOLE                 15,000   0      0
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PHARMASSET INC              COM            71715N106     442     15,000       SH            SOLE                 15,000   0      0
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PIONEER NAT RES CO          COM            723787107     520      8,000       SH            SOLE                  8,000   0      0
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PLAINS EXPL& PRODTN CO      COM            726505100     400     15,000       SH            SOLE                 15,000   0      0
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PROTALIX BIOTHERAPEUTICS    COM            74365A101     348     40,000       SH            SOLE                 40,000   0      0
INC
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SANDRIDGE ENERGY INC        COM            80007P307     284     50,000       SH            SOLE                 50,000   0      0
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SEQUENOM INC                COM NEW        817337405     771    110,000       SH            SOLE                110,000   0      0
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SKECHERS U S A INC          CL A           830566105     587     25,000       SH            SOLE                 25,000   0      0
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SKYWORKS SOLUTIONS INC      COM            83088M102     207     10,000       SH            SOLE                 10,000   0      0
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SONUS NETWORKS INC          COM            835916107     324     91,900       SH            SOLE                 91,900   0      0
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STARWOOD HOTELS&RESORTS     COM            85590A401     604     11,500       SH            SOLE                 11,500   0      0
WRLD
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TENET HEALTHCARE CORP       COM            88033G100     283     60,000       SH            SOLE                 60,000   0      0
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TENNECO INC                 COM            880349105     365     12,600       SH            SOLE                 12,600   0      0
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TERADYNE INC                COM            880770102   1,114    100,000       SH            SOLE                100,000   0      0
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TRANSOCEAN LTD              REG SHS        H8817H100     386      6,000       SH            SOLE                  6,000   0      0
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TRW AUTOMOTIVE HLDGS CORP   COM            87264S106     831     20,000       SH            SOLE                 20,000   0      0
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U S AIRWAYS GROUP INC       COM            90341W108     542     58,600       SH            SOLE                 58,600   0      0
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UAL CORP                    COM NEW        902549807   2,584    109,200       SH            SOLE                109,200   0      0
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UNITEDHEALTH GROUP INC      COM            91324P102     246      7,000       SH            SOLE                  7,000   0      0
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WABASH NATL CORP            COM            929566107     140     17,300       SH            SOLE                 17,300   0      0
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WABCO HLDGS INC             COM            92927K102     516     12,300       SH            SOLE                 12,300   0      0
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WEATHERFORD INTERNATIONAL   REG            H27013103     428     25,000       SH            SOLE                 25,000   0      0
LT
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WHITING PETE CORP NEW       COM            966387102     334      3,500       SH            SOLE                  3,500   0      0
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